UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2015

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.9%
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 1.7%
Dana Holding Corp.	101,620	$1,402,356
Superior Industries International Inc.	84,325	1,553,267

Total Auto Components		2,955,623

Household Durables - 3.3%
CalAtlantic Group Inc.	25,222	956,418
Tupperware Brands Corp.	52,350	2,913,277
WCI Communities Inc.	87,770	1,955,516	*

Total Household Durables		5,825,211

Multiline Retail - 1.5%
Burlington Stores Inc.	60,740	2,605,746	*

Specialty Retail - 0.2%
MarineMax Inc.	26,050	479,841	*

Textiles, Apparel & Luxury Goods - 1.5%
Wolverine World Wide Inc.	156,840	2,620,796

TOTAL CONSUMER DISCRETIONARY		14,487,217

CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 1.9%
Weis Markets Inc.	74,370	3,294,591

ENERGY - 5.1%
Energy Equipment & Services - 3.4%
Forum Energy Technologies Inc.	96,730	1,205,256	*
Natural Gas Services Group Inc.	48,760	1,087,348	*
Superior Energy Services Inc.	92,530	1,246,379
TETRA Technologies Inc.	222,030	1,669,665	*
Unit Corp.	63,470	774,334	*

Total Energy Equipment & Services		5,982,982

Oil, Gas & Consumable Fuels - 1.7%
Carrizo Oil & Gas Inc.	47,880	1,416,291	*
WPX Energy Inc.	296,080	1,699,499	*

Total Oil, Gas & Consumable Fuels		3,115,790

TOTAL ENERGY		9,098,772

FINANCIALS - 43.9%
Banks - 16.8%
First Republic Bank	78,460	5,183,068
FirstMerit Corp.	143,350	2,673,477
Signature Bank	36,780	5,640,949	*
SVB Financial Group	24,500	2,913,050	*
Texas Capital Bancshares Inc.	50,520	2,496,698	*
Tompkins Financial Corp.	48,802	2,740,720
Western Alliance Bancorp	100,350	3,598,551	*
Wintrust Financial Corp.	91,830	4,455,592

Total Banks		29,702,105

Capital Markets - 7.6%
Affiliated Managers Group Inc.	25,920	4,140,979	*
Greenhill & Co. Inc.	72,220	2,066,214
Och-Ziff Capital Management Group LLC, Class A Shares	313,830	1,955,161
Raymond James Financial Inc.	89,020	5,160,490

Total Capital Markets		13,322,844

Insurance - 2.2%
Axis Capital Holdings Ltd.	69,040	3,881,429

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE

Real Estate Investment Trusts (REITs) - 13.8%
Cousins Properties Inc.	196,670	$1,854,598
EastGroup Properties Inc.	33,210	1,846,808
Empire State Realty Trust Inc., Class A Shares	80,020	1,445,961
First Potomac Realty Trust	291,150	3,319,110
Highwoods Properties Inc.	21,880	953,968
Kite Realty Group Trust	71,840	1,862,811
Parkway Properties Inc.	169,980	2,656,787
Pebblebrook Hotel Trust	45,520	1,275,470
Retail Properties of America Inc., Class A Shares	188,550	2,784,884
Starwood Property Trust Inc.	237,380	4,880,533
Urstadt Biddle Properties Inc., Class A Shares	71,390	1,373,544

Total Real Estate Investment Trusts (REITs)		24,254,474

Real Estate Management & Development - 0.7%
Jones Lang LaSalle Inc.	7,840	1,253,302

Thrifts & Mortgage Finance - 2.8%
BankUnited Inc.	135,510	4,886,491

TOTAL FINANCIALS		77,300,645

HEALTH CARE - 4.0%
Health Care Providers & Services - 4.0%
Brookdale Senior Living Inc.	99,880	1,843,785	*
Civitas Solutions Inc.	47,020	1,353,706	*
Cross Country Healthcare Inc.	158,897	2,604,322	*
LifePoint Health Inc.	16,580	1,216,972	*

TOTAL HEALTH CARE		7,018,785

INDUSTRIALS - 12.0%
Aerospace & Defense - 1.1%
Triumph Group Inc.	48,270	1,918,732

Building Products - 0.5%
Gibraltar Industries Inc.	39,012	992,465	*

Commercial Services & Supplies - 2.4%
ACCO Brands Corp.	224,128	1,598,033	*
Herman Miller Inc.	89,370	2,564,919

Total Commercial Services & Supplies		4,162,952

Construction & Engineering - 1.9%
EMCOR Group Inc.	55,996	2,690,048
Tutor Perini Corp.	36,490	610,842	*

Total Construction & Engineering		3,300,890

Machinery - 3.7%
Altra Industrial Motion Corp.	68,990	1,730,269
Harsco Corp.	101,900	802,972
Manitowoc Co. Inc.	140,540	2,157,289
RBC Bearings Inc.	29,160	1,883,445	*

Total Machinery		6,573,975

Professional Services - 1.0%
TrueBlue Inc.	66,006	1,700,315	*

Road & Rail - 1.4%
Old Dominion Freight Line Inc.	41,782	2,468,063	*

TOTAL INDUSTRIALS		21,117,392

INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 2.7%
Digi International Inc.	266,470	3,032,428	*
Plantronics Inc.	36,540	1,732,727

Total Communications Equipment		4,765,155

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY		SHARES	VALUE
Electronic Equipment, Instruments & Components - 1.7%
AVX Corp.		251,260	$3,050,296

Semiconductors & Semiconductor Equipment - 6.8%
ON Semiconductor Corp.		247,430	2,424,814	*
Rudolph Technologies Inc.		271,710	3,863,716	*
Teradyne Inc.		158,580	3,277,849
Veeco Instruments Inc.		112,480	2,312,589	*

Total Semiconductors & Semiconductor Equipment			11,878,968

TOTAL INFORMATION TECHNOLOGY			19,694,419

MATERIALS - 2.8%
Chemicals - 1.4%
Koppers Holdings Inc.		89,690	1,636,843	*
Kraton Performance Polymers Inc.		54,930	912,387	*

Total Chemicals			2,549,230

Metals & Mining - 1.0%
Carpenter Technology Corp.		29,050	879,344
Haynes International Inc.		22,870	839,100

Total Metals & Mining			1,718,444

Paper & Forest Products - 0.4%
Boise Cascade Co.		30,820	786,834	*

TOTAL MATERIALS			5,054,508

UTILITIES - 6.8%
Electric Utilities - 5.1%
Cleco Corp.		39,740	2,074,825
MGE Energy Inc.		65,170	3,023,888
Portland General Electric Co.		104,720	3,808,667

Total Electric Utilities			8,907,380

Gas Utilities - 1.7%
Laclede Group Inc.		17,170	1,020,070
New Jersey Resources Corp.		28,578	941,931
WGL Holdings Inc.		16,860	1,062,011

Total Gas Utilities			3,024,012

TOTAL UTILITIES			11,931,392

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $136,553,399)			168,997,721

	RATE
SHORT-TERM INVESTMENTS - 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $7,534,371)	0.225%	7,534,371	7,534,371

TOTAL INVESTMENTS - 100.2% (Cost - $144,087,770#)			176,532,092
Liabilities in Excess of Other Assets - (0.2)%			(404,006)

TOTAL NET ASSETS - 100.0%			$176,128,086

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$168,997,721	—	—	$168,997,721

Short-term investments†	7,534,371	—	—	7,534,371

Total investments	$176,532,092	—	—	$176,532,092

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$41,493,785
Gross unrealized depreciation	(9,049,463)

Net unrealized appreciation	$32,444,322

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: February 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 22, 2016